Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 21,204
Operating loss carryforward, no expiration	13,827
Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,377
Operating loss carryforward, no expiration	0
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13,827
Operating loss carryforward, no expiration	13,827
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2024 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2025 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2026 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2027 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2028 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	188
Tax Year 2029 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	188
Tax Year 2029 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	0
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,189
Tax Year 2030 | Switzerland
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7,189
Tax Year 2030 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 0